Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Estimate of Fair Value Measurement [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	$ 16,043	$ 18,244	$ 18,855	$ 25,869
REO, net	5,249	7,989	10,891	46,695
Fair Value, Inputs, Level 3 [Member]
Note 9 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Impaired loans	16,043	18,244	18,855	25,869
REO, net	$ 5,249	$ 7,989	$ 10,891	$ 46,695